Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EATON VANCE FLOATING RATE PORTFOLIO/MA
Entity Central Index Key	0001116914
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000014255
Shareholder Report [Line Items]
Fund Name	Eaton Vance Floating Rate Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Floating Rate Portfolio (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php and selecting Eaton Vance Floating-Rate Fund. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Eaton Vance Floating Rate Portfolio	$60	0.57%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Morningstar® LSTA® US Leveraged Loan Index (the Index):

↓ Loan selections in the health care providers & services, household durables, and energy equipment & services industries detracted from Index-relative returns

↓ An underweight exposure to CCC-rated loans detracted from Index-relative performance as lower-rated loans generally outperformed higher-rated loans during the period

↓ During a period of strong performance by floating-rate loans, the Fund’s modest cash position detracted from returns relative to the Index

↑ An out-of-Index allocation to collateralized loan obligation debt investments, which performed strongly during the period, contributed to Index-relative returns

↑ An out-of-Index allocation to secured high yield bonds, which generally outperformed floating-rate loans during the period, helped Index-relative performance

↑ Loan selections in the diversified telecommunication services industry and the chemicals industry contributed to Index-relative returns during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Eaton Vance Floating Rate Portfolio	Bloomberg U.S. Universal Index	Morningstar ® LSTA® US Leveraged Loan Index℠
10/14	$10,000	$10,000	$10,000
11/14	$10,033	$10,054	$10,050
12/14	$9,956	$10,036	$9,924
1/15	$9,978	$10,227	$9,956
2/15	$10,109	$10,167	$10,097
3/15	$10,145	$10,209	$10,134
4/15	$10,224	$10,197	$10,228
5/15	$10,225	$10,180	$10,247
6/15	$10,178	$10,066	$10,204
7/15	$10,190	$10,125	$10,203
8/15	$10,089	$10,095	$10,132
9/15	$10,020	$10,134	$10,066
10/15	$10,033	$10,167	$10,048
11/15	$9,895	$10,130	$9,960
12/15	$9,794	$10,079	$9,855
1/16	$9,713	$10,190	$9,791
2/16	$9,665	$10,263	$9,739
3/16	$9,985	$10,388	$10,008
4/16	$10,222	$10,459	$10,206
5/16	$10,306	$10,467	$10,297
6/16	$10,296	$10,652	$10,300
7/16	$10,428	$10,739	$10,447
8/16	$10,502	$10,751	$10,525
9/16	$10,610	$10,753	$10,616
10/16	$10,707	$10,682	$10,704
11/16	$10,728	$10,442	$10,732
12/16	$10,877	$10,473	$10,856
1/17	$10,949	$10,510	$10,917
2/17	$11,003	$10,591	$10,972
3/17	$11,037	$10,588	$10,981
4/17	$11,084	$10,675	$11,029
5/17	$11,133	$10,758	$11,069
6/17	$11,143	$10,749	$11,064
7/17	$11,205	$10,802	$11,140
8/17	$11,192	$10,895	$11,135
9/17	$11,240	$10,857	$11,179
10/17	$11,303	$10,870	$11,246
11/17	$11,326	$10,854	$11,259
12/17	$11,363	$10,901	$11,303
1/18	$11,465	$10,797	$11,412
2/18	$11,489	$10,694	$11,435
3/18	$11,541	$10,748	$11,467
4/18	$11,592	$10,676	$11,514
5/18	$11,609	$10,735	$11,534
6/18	$11,624	$10,719	$11,547
7/18	$11,718	$10,741	$11,633
8/18	$11,773	$10,794	$11,679
9/18	$11,840	$10,748	$11,760
10/18	$11,847	$10,658	$11,756
11/18	$11,734	$10,706	$11,650
12/18	$11,453	$10,874	$11,353
1/19	$11,712	$11,024	$11,642
2/19	$11,863	$11,036	$11,828
3/19	$11,849	$11,235	$11,807
4/19	$12,017	$11,251	$12,002
5/19	$11,973	$11,423	$11,976
6/19	$11,980	$11,585	$12,005
7/19	$12,067	$11,619	$12,101
8/19	$12,035	$11,882	$12,068
9/19	$12,067	$11,830	$12,124
10/19	$12,014	$11,869	$12,070
11/19	$12,070	$11,866	$12,141
12/19	$12,261	$11,884	$12,334
1/20	$12,319	$12,097	$12,403
2/20	$12,178	$12,278	$12,239
3/20	$10,794	$12,039	$10,725
4/20	$11,166	$12,280	$11,208
5/20	$11,525	$12,394	$11,634
6/20	$11,701	$12,498	$11,766
7/20	$11,864	$12,717	$11,996
8/20	$12,042	$12,644	$12,176
9/20	$12,105	$12,621	$12,253
10/20	$12,128	$12,576	$12,278
11/20	$12,422	$12,740	$12,551
12/20	$12,551	$12,784	$12,720
1/21	$12,687	$12,704	$12,871
2/21	$12,748	$12,540	$12,947
3/21	$12,726	$12,394	$12,946
4/21	$12,778	$12,498	$13,013
5/21	$12,842	$12,546	$13,089
6/21	$12,905	$12,637	$13,137
7/21	$12,896	$12,764	$13,135
8/21	$12,977	$12,756	$13,198
9/21	$13,025	$12,647	$13,282
10/21	$13,045	$12,636	$13,318
11/21	$13,005	$12,652	$13,297
12/21	$13,091	$12,643	$13,382
1/22	$13,097	$12,366	$13,430
2/22	$13,024	$12,197	$13,361
3/22	$13,031	$11,870	$13,368
4/22	$12,995	$11,427	$13,397
5/22	$12,691	$11,490	$13,054
6/22	$12,343	$11,261	$12,771
7/22	$12,637	$11,544	$13,044
8/22	$12,787	$11,244	$13,241
9/22	$12,450	$10,759	$12,939
10/22	$12,580	$10,641	$13,068
11/22	$12,781	$11,038	$13,224
12/22	$12,782	$11,001	$13,278
1/23	$13,132	$11,342	$13,633
2/23	$13,196	$11,063	$13,711
3/23	$13,173	$11,323	$13,707
4/23	$13,309	$11,392	$13,851
5/23	$13,304	$11,274	$13,826
6/23	$13,542	$11,256	$14,139
7/23	$13,721	$11,267	$14,320
8/23	$13,874	$11,200	$14,488
9/23	$13,934	$10,932	$14,628
10/23	$13,886	$10,768	$14,625
11/23	$14,107	$11,253	$14,803
12/23	$14,343	$11,680	$15,047
1/24	$14,431	$11,652	$15,149
2/24	$14,547	$11,512	$15,287
3/24	$14,669	$11,625	$15,417
4/24	$14,736	$11,353	$15,510
5/24	$14,842	$11,542	$15,655
6/24	$14,892	$11,647	$15,710
7/24	$14,999	$11,911	$15,817
8/24	$15,103	$12,087	$15,917
9/24	$15,187	$12,253	$16,031
10/24	$15,306	$11,974	$16,169

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Eaton Vance Floating Rate Portfolio	10.49%	4.96%	4.34%
Bloomberg U.S. Universal IndexFootnote Reference1	11.20%	0.18%	1.82%
Morningstar®LSTA® US Leveraged Loan Index℠	10.56%	6.02%	4.92%

AssetsNet	$ 5,347,130,561
Holdings Count | Holding	646
Advisory Fees Paid, Amount	$ 27,853,721
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$5,347,130,561
# of Portfolio Holdings	646
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$27,853,721

Holdings [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	6.1%
CCC or Lower	5.8%
B	59.4%
BB	23.0%
BBB	5.7%
Footnote	Description
Footnote[a]	Excludes Short-Term investments and Equities. Ratings are categorized using S&P Global Ratings (“S&P”), with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122